United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: June 30, 2010

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       August 06, 2010
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____79_______

Form 13F Information Table Value Total: $___120,097____
                                          (thousands)


COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Air Products & Chemicals	COMMON STOCK	009158106
Allergan			COMMON STOCK	018490102
Allstate			COMMON STOCK	020002101
American Express		COMMON STOCK	025816109
AT&T				COMMON STOCK	00206R102
Automatic Data Processing	COMMON STOCK	053015103
Bank of America			COMMON STOCK	060505104
Baxter International		COMMON STOCK	071813109
Berkshire Hathaway		COMMON STOCK	084670108
Biotechnology Index Fund	ETFs		464287556
Boeing				COMMON STOCK	097023105
Bristol Myers Squibb		COMMON STOCK	110122108
Castle Brands			COMMON STOCK	148435100
Caterpillar			COMMON STOCK	149123101
Chevron Texaco			COMMON STOCK	166764100
Citigroup			COMMON STOCK	172967101
Clean Energy Fuels		COMMON STOCK	184499101
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
ConocoPhilips			COMMON STOCK	20825C104
Corporate Office Properties Tr	COMMON STOCK	22002T108
CVS				COMMON STOCK	126650100
Deere				COMMON STOCK	244199105
Devon Energy			COMMON STOCK	25179M103
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Entergy				COMMON STOCK	29364G103
Exelon				COMMON STOCK	30161N101
Exxon Mobil			COMMON STOCK	30231G102
General Electric		COMMON STOCK	369604103
Google				COMMON STOCK	38259P508
GTSI				COMMON STOCK	36238K103
Honeywell			COMMON STOCK	438516106
International Business Machine	COMMON STOCK	459200101
Intuit				COMMON STOCK	461202103
iShares Barclays 1-3 Year Trea	ETFs		464287457
iShares Barclays TIP Bond Fund	ETFs		464287176
iShares FTSE/Xinhua China 25 I	ETFs		464287184
iShares Goldman Sachs Semicond	ETFs		464287523
iShares High Yield Corporate B	ETFs		464288513
iShares JPM Emerging Markets B	ETFs		464288281
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares S&P 400 Midcap Index	ETFs		464287507
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Marathon Oil			COMMON STOCK	565849106
McCormick & Co.			COMMON STOCK	579780206
Microsoft 			COMMON STOCK	594918104
Nike				COMMON STOCK	654106103
Nucor				COMMON STOCK	670346105
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Oracle				COMMON STOCK	68389X105
Pepsico				COMMON STOCK	713448108
Philip Morris International	COMMON STOCK	718172109
Procter & Gamble		COMMON STOCK	742718109
S&P 400 Midcap Index Trust	ETFs		78467Y107
S&P Financial Sector SPDR	ETFs		81369Y605
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Schlumberger			COMMON STOCK	806857108
SPDR Barclays Capital Covertib	ETFs		78464A359
SPDR KBW Regional Banking Inde	ETFs		78464A698
SunTrust Banks			COMMON STOCK	867914103
Time Warner Inc Com NEW		COMMON STOCK	887317303
Travelers Group			COMMON STOCK	89417E109
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon				COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103


COLUMN 1			COLUMN 4  COLUMN 5	COLUMN 6
				VALUE			INVESTMENT
NAME OF ISSUER	 		(X$1000)  SHARES 	DISCRETION
3M Company			2209	  27970		SOLE
Abbott Labs			1786	  38170		SOLE
Air Products & Chemicals	421	  6500		SOLE
Allergan			1349	  23150		SOLE
Allstate			1423	  49520		SOLE
American Express		854	  21500		SOLE
AT&T				922	  38098		SOLE
Automatic Data Processing	1404	  34868		SOLE
Bank of America			431	  30000		SOLE
Baxter International		1067	  26250		SOLE
Berkshire Hathaway		1680	  14		SOLE
Biotechnology Index Fund	1795	  23140		SOLE
Boeing				1020	  16259		SOLE
Bristol Myers Squibb		1958	  78500		SOLE
Castle Brands			4	  11700		SOLE
Caterpillar			423	  7050		SOLE
Chevron Texaco			2762	  40697		SOLE
Citigroup			38	  10000		SOLE
Clean Energy Fuels		157	  10500		SOLE
Coca Cola			1165	  23240		SOLE
Colgate-Palmolive Co		884	  11225		SOLE
ConocoPhilips			2026	  41280		SOLE
Corporate Office Properties Tr	1971	  52200		SOLE
CVS				523	  17852		SOLE
Deere				1453	  26100		SOLE
Devon Energy			1317	  21625		SOLE
Disney, Walt			1884	  59799		SOLE
Dominion Resources		1054	  27200		SOLE
Duke Energy			481	  30086		SOLE
EMC				1448	  79122		SOLE
Emerson Electric		1788	  40930		SOLE
Entergy				244	  3400		SOLE
Exelon				960	  25293		SOLE
Exxon Mobil			1913	  33512		SOLE
General Electric		992	  68826		SOLE
Google				1301	  2925		SOLE
GTSI				55	  10000		SOLE
Honeywell			1226	  31400		SOLE
International Business Machine	2614	  21169		SOLE
Intuit				1488	  42800		SOLE
iShares Barclays 1-3 Year Trea	2482	  29510		SOLE
iShares Barclays TIP Bond Fund	8190	  76610		SOLE
iShares FTSE/Xinhua China 25 I	1751	  44750		SOLE
iShares Goldman Sachs Semicond	382	  8750		SOLE
iShares High Yield Corporate B	2637	  31060		SOLE
iShares JPM Emerging Markets B	2484	  23900		SOLE
iShares MSCI EAFE Index fund	1186	  25490		SOLE
iShares MSCI Emerging Markets 	1848	  49520		SOLE
iShares S&P 400 Midcap Index	203	  2850		SOLE
iShares S&P 500 Index		2227	  21530		SOLE
iShares Trust Dow Jones US Tec	2866	  55535		SOLE
Johnson & Johnson		2910	  49270		SOLE
JP Morgan Chase			1838	  50216		SOLE
Kimberly-Clark			721	  11900		SOLE
Marathon Oil			655	  21070		SOLE
McCormick & Co.			1923 	  50650		SOLE
Microsoft 			2103	  91390		SOLE
Nike				1278	  18920		SOLE
Nucor				1466	  38300		SOLE
Occidental Petroleum 		589	  7634		SOLE
Omnicom Group			574	  16722		SOLE
Oracle				710	  33090		SOLE
Pepsico				1261	  20697		SOLE
Philip Morris International	472	  10294		SOLE
Procter & Gamble		2381	  39702		SOLE
S&P 400 Midcap Index Trust	827	  6400		SOLE
S&P Financial Sector SPDR	144	  10400		SOLE
S&P Technology Sector SPDR	676	  33150		SOLE
Sandy Spring Bancorp		189	  13481		SOLE
Schlumberger			1537	  27780		SOLE
SPDR Barclays Capital Covertib	2858	  79250		SOLE
SPDR KBW Regional Banking Inde	443	  19200		SOLE
SunTrust Banks			11113	  476964	SOLE
Time Warner Inc Com NEW		260	  9000		SOLE
Travelers Group			589	  11950		SOLE
United Technologies		2987	  46017		SOLE
Unitedhealth Group 		1311	  46154		SOLE
Verizon				2347	  83776		SOLE
Wal Mart Stores			1189	  24739		SOLE


COLUMN 1			COLUMN 7       COLUMN 8
				OTHER	   VOTING AUTHORITY
NAME OF ISSUER			MANAGERS SOLE 	SHARED  NONE
3M Company			NONE  	 27170	0	800
Abbott Labs			NONE	 37170	0	1000
Air Products & Chemicals	NONE	 6500	0	0
Allergan			NONE	 22000	0	1150
Allstate			NONE	 48370	0	1150
American Express		NONE	 20550	0	950
AT&T				NONE	 36398	0	1700
Automatic Data Processing	NONE	 34218	0	650
Bank of America			NONE	 0	0	30000
Baxter International		NONE	 25750	0	500
Berkshire Hathaway		NONE	 1	0	13
Biotechnology Index Fund	NONE	 22490	0	650
Boeing				NONE	 16059	0	200
Bristol Myers Squibb		NONE	 77150	0	1350
Castle Brands			NONE	 0	0	11700
Caterpillar			NONE	 7050	0	0
Chevron Texaco			NONE	 38038	0	2659
Citigroup			NONE	 0	0	10000
Clean Energy Fuels		NONE	 0	0	10500
Coca Cola			NONE	 22640	0	600
Colgate-Palmolive Co		NONE	 10925	0	300
ConocoPhilips			NONE	 40780	0	500
Corporate Office Properties Tr	NONE	 50800	0	1400
CVS				NONE	 17502	0	350
Deere				NONE	 24300	0	1800
Devon Energy			NONE	 21325	0	300
Disney, Walt			NONE	 58299	0	1500
Dominion Resources		NONE	 24100	0	3100
Duke Energy			NONE	 27762	0	2324
EMC				NONE	 75972	0	3150
Emerson Electric		NONE	 37630	0	3300
Entergy				NONE	 3400	0	0
Exelon				NONE	 24293	0	1000
Exxon Mobil			NONE	 29412	0	4100
General Electric		NONE	 55226	0	13600
Google				NONE	 2645	0	280
GTSI				NONE	 10000	0	0
Honeywell			NONE	 30200	0	1200
International Business Machine	NONE	 19649	0	1520
Intuit				NONE	 42000	0	800
iShares Barclays 1-3 Year Trea	NONE	 26410	0	3100
iShares Barclays TIP Bond Fund	NONE	 76610	0	0
iShares FTSE/Xinhua China 25 I	NONE	 44350	0	400
iShares Goldman Sachs Semicond	NONE	 8350	0	400
iShares High Yield Corporate B	NONE	 29510	0	1550
iShares JPM Emerging Markets B	NONE	 23450	0	450
iShares MSCI EAFE Index fund	NONE	 25290	0	200
iShares MSCI Emerging Markets 	NONE	 48020	0	1500
iShares S&P 400 Midcap Index	NONE	 2850	0	0
iShares S&P 500 Index		NONE	 21530	0	0
iShares Trust Dow Jones US Tec	NONE	 54135	0	1400
Johnson & Johnson		NONE	 46270	0	3000
JP Morgan Chase			NONE	 49266	0	950
Kimberly-Clark			NONE	 11700	0	200
Marathon Oil			NONE	 20070	0	1000
McCormick & Co.			NONE	 49050	0	1600
Microsoft 			NONE	 85840	0	5550
Nike				NONE	 18670	0	250
Nucor				NONE	 37100	0	1200
Occidental Petroleum 		NONE	 7634	0	0
Omnicom Group			NONE	 16722	0	0
Oracle				NONE	 33090	0	0
Pepsico				NONE	 20197	0	500
Philip Morris International	NONE	 10144	0	150
Procter & Gamble		NONE	 37802	0	1900
S&P 400 Midcap Index Trust	NONE	 6400	0	0
S&P Financial Sector SPDR	NONE	 10400	0	0
S&P Technology Sector SPDR	NONE	 31650	0	1500
Sandy Spring Bancorp		NONE	 13481	0	0
Schlumberger			NONE	 25830	0	1950
SPDR Barclays Capital Covertib	NONE	 77600	0	1650
SPDR KBW Regional Banking Inde	NONE	 18600	0	600
SunTrust Banks			NONE	 476964	0	0
Time Warner Inc Com NEW		NONE	 9000	0	0
Travelers Group			NONE	 11950	0	0
United Technologies		NONE	 44517	0	1500
Unitedhealth Group 		NONE	 46154	0	0
Verizon				NONE	 81678	0	2098
Wal Mart Stores			NONE	 23939	0	800